Expenses by nature - Summary of Expense By Nature (Parenthetical) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Expense By Nature [Abstract]
Research and development expense	¥ 2,317	¥ 2,280	¥ 2,525
Employee benefits expenses for research and development	¥ 2,144	¥ 2,084	¥ 2,303